Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenue		$ 2,903,179	$ 6,140,731	$ 9,620,570
Cost of revenue		2,085,296	4,862,424	8,172,607
Gross profit		817,883	1,278,307	1,447,963
Operating expenses
Selling and marketing expenses		7,585	19,970	23,627
General and administrative expenses		1,848,149	1,356,927	1,648,773
Total operating expenses		1,855,734	1,376,897	1,672,400
Loss from operations		(1,037,851)	(98,590)	(224,437)
Other income (expense)
Interest income (expense), net		52,125	(11,904)	(15,690)
Other income			21,464	43,462
Total other income, net		190,232	193,233	212,387
(Loss) income before provision for income taxes		(847,619)	94,643	(12,050)
Income tax expense		7,308	55,965	53,861
Net (loss) income		(854,927)	38,678	(65,911)
Other comprehensive income (loss)
Foreign currency translation adjustments		17,858	2,931	(13,463)
Total comprehensive (loss) income		$ (837,069)	$ 41,609	$ (79,374)
(Net loss) earnings per share – basic (in Dollars per share)	[1]	$ (0.077)	$ 0.004	$ (0.006)
(Net loss) earnings per share – diluted (in Dollars per share)	[1]	$ (0.077)	$ 0.004	$ (0.006)
Weighted average shares outstanding – basic (in Shares)	[1]	11,127,135	10,714,286	10,714,286
Weighted average shares outstanding – diluted (in Shares)	[1]	11,127,135	10,714,286	10,714,286
Related Party
Other income (expense)
Other income – related party		$ 138,107	$ 183,673	$ 184,615

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.